Note 14 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Applicable tax rate	27.00%	27.00%
Net deferred tax assets	$ 1,342,000	$ 2,033,000
Tax effect from dividends on taxable preferred shares	396,000	631,000
Capital loss carryforwards	9,500,000	9,500,000
Deductible temporary differences for which no deferred tax asset is recognised	3,900,000	1,500,000
No expiration [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,500,000	970,000
Dependent on future taxable earnings in tax jurisdiction [member]
Statement Line Items [Line Items]
Net deferred tax assets	692,000	0
United States tax losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	339,000	268,000
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,300,000	$ 1,300,000